Shareholder Report, Line Graph (Details) 196865_Palm Valley Capital Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 30, 2023	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Class
Accumulated Value	$ 541,118	$ 517,521	$ 500,000	$ 566,468
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	717,845	574,185	500,000	$ 846,195
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 TR
Accumulated Value	$ 668,996	$ 615,472	$ 500,000	$ 709,243